Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 15,120	$ 13,925
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	5,904	4,913
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,715	2,268
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	6,649	5,718
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 852	$ 1,026